Financial instruments (Schedule of foreign currency risk) (Details) - Currency risk [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
USD / CAD exchange rate [Member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis, variance, percentage	10.00%	10.00%
Effect of variance increase on after-tax profit	$ 1.1	$ 3.4
Effect of variance decrease on after-tax profit	$ (1.4)	$ (4.1)
USD / PEN exchange rate [Member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis, variance, percentage	10.00%	10.00%
Effect of variance increase on after-tax profit	$ 2.0	$ 0.8
Effect of variance decrease on after-tax profit	$ (2.5)	$ (1.0)